Taxes payable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 889	R$ 593
Current liabilities	625	387
Non-current liabilities	264	206
Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	889	593
IPI [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	78	66
ICMS [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	494	227
PIS And COFIN S [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	24	29
Other [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Total	3	9
Value Added Tax [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	122	119
Tax On Financial Income [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 168	R$ 143